COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	1 Months Ended								12 Months Ended
	Aug. 31, 2013 EUR (€)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 EUR (€)	Feb. 29, 2012 EUR (€)	May 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 30, 2013 First Installment [Member] USD ($)	Apr. 30, 2013 First Installment [Member] EUR (€)	Apr. 30, 2013 Second Installment [Member] EUR (€)	Apr. 30, 2013 Third Installment [Member] USD ($)	Apr. 30, 2013 Third Installment [Member] EUR (€)	Apr. 30, 2013 Future Sale [Member] USD ($)	Apr. 30, 2013 Future Sale [Member] FJD	Dec. 31, 2013 Cash collateral for outstanding letters of credit [Member] USD ($)	Dec. 31, 2012 Cash collateral for outstanding letters of credit [Member] USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit									$ 285,000
Restricted cash																				285,000	285,000
Guarantees as security for the remaining unpaid obligation									208,000	151,000
Settlement agreement with the United States Department of Labor, agreed amount								1,500,000
Claim against company for wrongful termination									648,000
Bonus payment from proceeds received by the Company upon the successful sale of subsidiary, percentage									8.00%	8.00%
Term of employment agreement						1 year 5 months
Total amount of special bonus payment owed to Manager per 2011 Employment and Termination Agreement						1,500
Annual minimum fees associated with service agreement				69,000	50,000		375,000
Commission percentage				0.75%	0.75%
Commission maximum revenue				27,500,000	20,000,000
Maximum commission amount				207,000	150,000
Future minimum payment under the services agreement during the year ending December 31, 2013									125,000
Service agreement expense									447,000		440,000	204,000
Percent of entity acquired		100.00%	100.00%
Cash payment for acquisition, net		33,000	25,000
Business combination, revenue									13,003,000
Business combination, net loss									(378,000)
Agency fee payable													454,000	330,000	330,000	468,000	340,000	2,754,000	2,000,000
Agency fee expense	€ 330,000			$ 1,323,000	€ 1,000,000				$ 1,323,000	€ 1,000,000